JPMorgan Trust I

245 Park Avenue

New York, New York 10167

January 20, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:   JPMorgan Trust I (the “Trust”) on behalf of

Highbridge Dynamic Commodities Fund (the “Fund”)
File No. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Fund listed do not differ from those contained in Post-Effective Amendment No. 97 (Amendment No. 98 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on November 30, 2009.

If you have any questions, please call me at (212) 648-2085.

Very truly yours,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary